DEFINED CONTRIBUTION PENSION PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
DEFINED CONTRIBUTION PENSION PLAN [Abstract]
Employer match percentage	1.00%
Contributions by company	$ 33,000	$ 25,000